Annual Total Returns[BarChart] - Invesco Select Risk Growth Investor Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.13%)	14.68%	15.37%	4.35%	(4.68%)	9.08%	15.77%	(8.27%)	20.59%	11.87%